Property and Equipment, net	6 Months Ended
Jun. 30, 2021
Property and Equipment, net
Property and Equipment, net

5. Property and Equipment, net

Property and equipment, net, consisted of the followings:

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Electronic equipment	12,729,696	13,128,249
Office equipment and furniture	363,163	319,251
Motor vehicles	82,470	240,513
Leasehold improvements	1,714,381	1,730,934
Construction in progress	5,811	—
Total	14,895,521	15,418,947
Less: Accumulated depreciation	(9,501,779)	(11,318,470)
Property and equipment, net	5,393,742	4,100,477

For the six months ended June 30, 2020 and 2021 depreciation expenses were US$1,492,217 and US$1,769,428, respectively.